Expected credit loss measurement - Credit loss expense / (release) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 544	$ 143	$ 29
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(1)	25	0
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	393	50	39
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(1)	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	98	67	(12)
Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	55	1	2
Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	1	0
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(63)	23	29
Stages 1 and 2 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(49)	(2)	(5)
Stages 1 and 2 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(61)	13	27
Stages 1 and 2 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stages 1 and 2 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	52	11	6
Stages 1 and 2 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(5)	0	0
Stages 1 and 2 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	1	0
Stage 3
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	608	120	0
Stage 3 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	48	27	5
Stage 3 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	454	37	12
Stage 3 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	(1)	0
Stage 3 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	47	56	(18)
Stage 3 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	60	1	2
Stage 3 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0	$ 0	$ 0